Goldman Sachs Short Duration Bond Fund Average Annual Total Returns - Class A C Inst Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.52%	2.17%	2.30%
Bloomberg U.S. 1-3 Year Corporate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.88%	2.58%	2.77%
Bloomberg U.S. 1-3 Year Government Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.17%	1.76%	1.84%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.67%	1.55%	2.28%
Performance Inception Date	Feb. 29, 2012
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	0.47%	1.32%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.74%	0.71%	1.33%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.09%	1.46%	2.02% [1]
Performance Inception Date	Feb. 29, 2012
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.49%	2.18%	2.77%
Performance Inception Date	Feb. 29, 2012
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.55%	2.12%	2.69%
Performance Inception Date	Feb. 29, 2012
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.02%	1.64%	2.20%
Performance Inception Date	Feb. 29, 2012
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.61%	2.19%	2.77%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.